Bank Borrowings (Details) - Schedule of Bank Borrowings ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Bank Borrowings [Abstract]
Short-term bank borrowing	¥ 5,000	$ 688	¥ 5,000
Long-term bank borrowing, current portion	9,000	1,238	9,500
Total bank borrowings	¥ 14,000	$ 1,926	¥ 14,500